Intangible Assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets, net
Intangible Assets, net

Note 5 – Intangible Assets, net

In 2022, the Company acquired the intellectual property of MFB California, 19 patents centered around its MFB Technology for the prevention and spread of wildfires.  MFB California currently holds 31 granted patents and 56 pending patent applications. The granted patents include MFB California’s main chemistry and applications. MFB California has 21 trademarks and various copyrights.  Internally generated patents, trademarks and copyrights, are expensed as incurred.

As of September 30, 2025 and December 31, 2024, finite lived intangible assets consisted of the following:

	September 30,	December 31,
	2025	2024
Acquired patents (19)	$4,195,353	$4,195,353
Accumulated amortization	(681,811)	(495,862)
Intangible assets, net	$3,513,542	$3,699,491

Estimated future amortization expense for finite lived intangibles are as follows:

December 31,
2025 remaining	$61,983
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,835
$3,513,542

As of September 30, 2025, the weighted-average useful life is 14.38 years.

During the three and nine months ended September 30, 2025 and 2024, amortization expense is as follows:

	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Amortization	$61,983	$63,175	$185,949	$188,841

Note 6 – Intangible Assets, net

In 2022, the Company acquired the intellectual property of MFB California, 19 patents centered around its MFB Technology for the prevention and spread of wildfires.

As of December 31, 2024 and 2023, finite lived intangible assets consisted of the following:

	December 31,	December 31
	2024	2023
Patents	$4,195,353	$4,195,353
Accumulated amortization	(495,862)	(247,247)
Intangible assets, net	$3,699,491	$3,948,106

Estimated future amortization expense for finite lived intangibles are as follows:

December 31,
2025	$247,931
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,836
$3,699,491

As of December 31, 2024, the weighted-average useful life is 15.12 years.

During the year ended December 31, 2024 and 2023, the amortization expense was $248,615 and $247,247, respectively. The Company commenced with amortization during 2023, when we started operations using the acquired assets.